Exhibit 99
Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	51
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,096,048,240.42	51,209	56.40 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$234,900,000.00	0.22000%	December 15, 2013
Class A-2 Notes	$342,700,000.00	0.400%	September 15, 2015
Class A-3 Notes	$326,200,000.00	0.510%	April 15, 2017
Class A-4 Notes	$95,610,000.00	0.670%	March 15, 2018
Class B Notes	$31,560,000.00	1.010%	May 15, 2018
Class C Notes	$21,040,000.00	1.230%	August 15, 2018
Class D Notes	$21,040,000.00	1.970%	May 15, 2019
Total	$1,073,050,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$223,131.76

Principal:
Principal Collections	$4,591,465.97
Prepayments in Full	$1,387,377.98
Liquidation Proceeds	$49,280.76
Recoveries	$19,098.61
Sub Total	$6,047,223.32
Collections	$6,270,355.08

Purchase Amounts:
Purchase Amounts Related to Principal	$163,719.07
Purchase Amounts Related to Interest	$884.53
Sub Total	$164,603.60

Clean-up Call	$52,355,517.13

Reserve Account Draw Amount	$5,480,241.20

Available Funds - Total	$64,270,717.01

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	51
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$64,270,717.01
Servicing Fee	$48,899.99	$48,899.99	$0.00	$0.00	$64,221,817.02
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$64,221,817.02
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$64,221,817.02
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$64,221,817.02
Interest - Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$64,221,817.02
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$64,221,817.02
Interest - Class B Notes	$12,713.73	$12,713.73	$0.00	$0.00	$64,209,103.29
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$64,209,103.29
Interest - Class C Notes	$21,566.00	$21,566.00	$0.00	$0.00	$64,187,537.29
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$64,187,537.29
Interest - Class D Notes	$34,540.67	$34,540.67	$0.00	$0.00	$64,152,996.62
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$64,152,996.62
Regular Principal Payment	$57,185,426.73	$57,185,426.73	$0.00	$0.00	$6,967,569.89
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$6,967,569.89
Residual Released to Depositor	$0.00	$6,967,569.89	$0.00	$0.00	$0.00
Total		$64,270,717.01

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$57,185,426.73
Total					$57,185,426.73
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B Notes	$15,105,426.73	$478.63	$12,713.73	$0.40	$15,118,140.46	$479.03
Class C Notes	$21,040,000.00	$1,000.00	$21,566.00	$1.03	$21,061,566.00	$1,001.03
Class D Notes	$21,040,000.00	$1,000.00	$34,540.67	$1.64	$21,074,540.67	$1,001.64
Total	$57,185,426.73	$53.29	$68,820.40	$0.06	$57,254,247.13	$53.35

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	51

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$0.00	0.0000000	$0.00	0.0000000
Class B Notes	$15,105,426.73	0.4786257	$0.00	0.0000000
Class C Notes	$21,040,000.00	1.0000000	$0.00	0.0000000
Class D Notes	$21,040,000.00	1.0000000	$0.00	0.0000000
Total	$57,185,426.73	0.0532924	$0.00	0.0000000

Pool Information
Weighted Average APR	4.403%	4.462%
Weighted Average Remaining Term	16.15	15.54
Number of Receivables Outstanding	10,082	9,562
Pool Balance	$58,679,990.39	$52,355,517.13
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$57,185,426.73	$51,068,359.57
Pool Factor	0.0535378	0.0477675

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$0.00
Targeted Credit Enhancement Amount	$0.00
Yield Supplement Overcollateralization Amount	$1,287,157.56
Targeted Overcollateralization Amount	$1,287,157.56
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$52,355,517.13

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,480,241.20
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$5,480,241.20
Ending Reserve Account Balance	$0.00
Change in Reserve Account Balance	$(5,480,241.20)
Specified Reserve Balance	$0.00

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	51
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		59	$132,604.30
(Recoveries)		85	$19,098.61
Net Loss for Current Collection Period			$113,505.69
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			2.3212%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.4199%
Second Preceding Collection Period			0.5784%
Preceding Collection Period			1.3105%
Current Collection Period			2.4534%
Four Month Average (Current and Preceding Three Collection Periods)			1.1905%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,416	$8,282,044.65
(Cumulative Recoveries)			$1,300,245.66
Cumulative Net Loss for All Collection Periods			$6,981,798.99
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6370%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,875.46
Average Net Loss for Receivables that have experienced a Realized Loss			$1,581.02

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	3.94%	234	$2,062,535.26
61-90 Days Delinquent	0.44%	22	$228,694.75
91-120 Days Delinquent	0.08%	5	$43,527.55
Over 120 Days Delinquent	0.95%	41	$496,884.12
Total Delinquent Receivables	5.41%	302	$2,831,641.68

Repossession Inventory:
Repossessed in the Current Collection Period		5	$67,528.79
Total Repossessed Inventory		7	$82,703.47

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.7670%
Preceding Collection Period			0.7141%
Current Collection Period			0.7111%
Three Month Average			0.7308%

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	51

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer